Acquisition of Businesses and Asset Acquisitions (Details) - Schedule of allocated based on the purchase price - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consideration:
Lease liabilities	$ 124,233
Loans	278,828
Line of credit	25,881
Total consideration	2,328,942
Recognized amounts of identifiable assets and liabilities assumed:
Vehicles	45,500
Equipment	82,800
ROU assets	124,233
Total tangible assets acquired	252,533
Recognized amounts of identifiable assets acquired and liabilities assumed
Goodwill	2,076,409
Total assets acquired	2,328,942
Cash consideration:
Paid at transaction date	1,300,000
Cash at closing	600,000
DocGo Inc. and Subsidiaries [Member]
Consideration:
Cash consideration		$ 465,000
Contingent consideration – collection of accounts receivable		372,168
Loans	$ 1,903,288	1,116,184
Total consideration		837,168
Recognized amounts of identifiable assets acquired and liabilities assumed
Accounts receivable		744,336
Other current assets		3,427
Property, plant and equipment		372,800
Intangible assets		200,000
Total identifiable assets acquired		1,320,563
Notes payable		372,921
Accounts payable and accrued expenses		41,423
Total liabilities assumed		786,512
Goodwill		303,117
Total purchase price		$ 837,168